Consolidated Statement of Stockholders’ (Deficit) Equity - 9 months ended Sep. 30, 2017 - USD ($) $ in Thousands	Concurrent with CRG credit facility borrowing Ordinary Shares	Concurrent with CRG credit facility borrowing Additional Paid-In Capital	Concurrent with CRG credit facility borrowing	ATM Facility Ordinary Shares Maximum	ATM Facility Ordinary Shares	ATM Facility Additional Paid-In Capital	ATM Facility	Ordinary Shares	Deferred Shares	Additional Paid-In Capital Maximum	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2016								$ 353	$ 44		$ 195,975	$ (129,400)	$ 66,972
Balance (in shares) at Dec. 31, 2016								35,335,026	40,000
Increase (Decrease) in Stockholders' Equity
Net loss												(94,735)	(94,735)
Stock-based compensation											3,864		3,864
Issuance of shares, net of offering costs	$ 4	$ 2,977	$ 2,981	$ 1		$ 73	$ 73
Issuance of shares (in shares)	429,799				10,300
Exercise of warrants								$ 1		$ 1			1
Exercise of warrants (shares)								37,219
Issuance of warrants related to the loan agreement, net											1,192		1,192
Balance at end of period at Sep. 30, 2017								$ 358	$ 44		$ 204,081	$ (224,135)	$ (19,652)
Balance (in shares) at Sep. 30, 2017								35,812,344	40,000